LEASES (Schedule of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Balance at beginning year	$ 1,568
Additions during the year:
Depreciation	805	$ 726
Disposals during the year:
Balance at end of year	980	1,568
Depreciated cost at end of year	980	1,568
Leasehold [Member]
Disposals during the year:
Depreciated cost at end of year	685	1,246
Motor vehicles [Member]
Disposals during the year:
Depreciated cost at end of year	295	322
Cost [Member]
Ifrs Statement [Line Items]
Balance at beginning year	4,269	4,185
Additions during the year:
Additions to right-of-use assets for new leases in the period	194	102
Revaluation recognized in CPI	39	95
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(75)	(113)
Balance at end of year	4,427	4,269
Cost [Member] | Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	3,522	3,441
Additions during the year:
Additions to right-of-use assets for new leases in the period	0	0
Revaluation recognized in CPI	31	81
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	0	0
Balance at end of year	3,553	3,522
Cost [Member] | Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	747	744
Additions during the year:
Additions to right-of-use assets for new leases in the period	194	102
Revaluation recognized in CPI	8	14
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(75)	(113)
Balance at end of year	874	747
Accumulated depreciation [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(2,701)	(2,076)
Additions during the year:
Depreciation	805	726
Disposals during the year:
Disposals of right-of-use assets	(59)	(101)
Balance at end of year	(3,447)	(2,701)
Accumulated depreciation [Member] | Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(2,276)	(1,718)
Additions during the year:
Depreciation	592	558
Disposals during the year:
Disposals of right-of-use assets	0	0
Balance at end of year	(2,868)	(2,276)
Accumulated depreciation [Member] | Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(425)	(358)
Additions during the year:
Depreciation	213	168
Disposals during the year:
Disposals of right-of-use assets	(59)	(101)
Balance at end of year	$ (579)	$ (425)